Equity Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments, All Other Investments [Abstract]
Beginning Balance	$ 3,688,676
Investment made to Ling Ban		2,645,672
Investment made to Ling Ban Online		863,732
Investment made to TWIC	1,461
Translation adjustment	(198,484)	179,272
Ending Balance	$ 3,491,653	$ 3,688,676